Description of Business - Additional Information (Detail) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Description of Business and Summary of Significant Accounting Policies [Line Items]
Common stock	$ 0	$ 6
Proceeds from issuance of common stock in connection with the Business Combination	0	198,933
Cash and cash equivalents	$ 3,410	268,678
PIPE Investment
Description of Business and Summary of Significant Accounting Policies [Line Items]
Common stock		75,000
Proceeds from issuance of common stock in connection with the Business Combination		$ 257,500